BONDS (Details) - Bonds [Member] - Series A Bonds [Member]	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2015 USD ($)
Gross amount			$ 15,700
Interest rate		6.70%	6.70%
Debt Issuance Costs, Net	$ 384,000
Maturity date of bonds	Dec. 31, 2021
Shekels [Member]
Gross amount | ₪		₪ 60,000,000